EQUITY - Disclosure of detailed information about options, valuation assumptions (Details)	12 Months Ended
	Dec. 31, 2024 Year $ / shares	Dec. 31, 2023 Year $ / shares	Dec. 31, 2022 Year $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price	$ 3	$ 6.6
Exercise price	$ 3	$ 6.6
Expected life (years) | Year	1.25	5
Dividend yield	0.00%	0.00%	0.00%
Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price			$ 13.8
Exercise price			$ 13.8
Expected life (years) | Year			4
Volatility	68.60%	104.40%	77.04%
Annual risk-free rate	3.23%	3.55%	1.43%
Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price			$ 163.8
Exercise price			$ 163.8
Expected life (years) | Year			5
Volatility	69.60%	109.35%	107.03%
Annual risk-free rate		3.65%	3.85%